S000028085 [Member] Expense Example - AB All Market Real Return Portfolio	Oct. 31, 2025 USD ($)
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 93
Expense Example, with Redemption, 3 Years	297
Expense Example, with Redemption, 5 Years	517
Expense Example, with Redemption, 10 Years	1,152
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	542
Expense Example, with Redemption, 3 Years	798
Expense Example, with Redemption, 5 Years	1,073
Expense Example, with Redemption, 10 Years	1,858
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	300	[1]
Expense Example, with Redemption, 3 Years	625
Expense Example, with Redemption, 5 Years	1,075
Expense Example, with Redemption, 10 Years	2,129
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	311
Expense Example, with Redemption, 5 Years	543
Expense Example, with Redemption, 10 Years	1,209
Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	646
Expense Example, with Redemption, 10 Years	$ 1,429

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.